PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER RECEIVABLES
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 7 - PREPAID EXPENSES AND OTHER RECEIVABLES:

	December 31,
	2019	2018
	U.S. dollars in thousands
Advance to suppliers	1,412	1,319
Discount from service provider	63	241
Prepaid expenses	413	120
Government institutions	356	196
	2,244	1,876

The fair value of other receivables, which constitute of financial assets, approximates their carrying amount.